Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Transactions Segment	Dec. 31, 2013 Transactions	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of reportable operating segment	1
Number of unsettled transactions	0	0
Loans held-for-sale	$ 4,100,000	$ 20,700,000
Loans held-for-sale		20,662,000
Commercial loans and commercial real estate loans placed on non-accrual status	90 days
Goodwill impairment	0	0	0
Carrying amount of goodwill	38,188,000	38,188,000
Investments in general account	27,000,000
Investments in separate account	52,100,000
Bank owned life insurance (BOLI)	79,132,000	77,236,000
Gross carrying value of loan servicing assets	342,000	364,000
Valuation adjustments to loan servicing assets	0	58,000	95,000
Valuation allowance for loan servicing assets	177,000	177,000
Treasury stock	284,927	399,324
Stock-based incentive plans, options expiry term	10 years
Stock options granted	10 years
Deferred tax assets valuation allowance	132,646,000	119,349,000
Deferred tax assets net of valuation allowance	1,500,000
Description of deferred tax asset recognizable	Lessor of 10% of tier 1 capital or to the amount expected to be realized in the next twelve months.
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans delayed before impairment period	90 days
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate loans placed on non-accrual status	90 days
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value adjustment			2,100,000
Loans held-for-sale	$ 0